Consolidated Balance Sheets - USD ($)		Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS:
Cash (including $251,778 and $201,050 in restricted cash)		$ 827,790	$ 251,050
Receivable - Participation Agreement		1,440,598
Inventories - Crude Oil		16,821	107,026
Prepaid expenses and other current assets		334,264	318,771
Total current assets		3,631,968	1,311,330
NON-CURRENT ASSETS:
Property and equipment, net		3,251,432	596,464
Right of use asset - operating lease		100,644	243,494
Right of use asset - financing lease		175,139
Oil and gas properties, full cost-method		1,285,177	2,295,015
Unevaluated wells in progress		3,244,653	4,936,352
Other assets		630,531	14,760
Goodwill			2,100,374
Total non-current assets		8,687,576	10,186,459
TOTAL ASSETS		12,319,544	11,497,789
CURRENT LIABILITIES
Accounts payable		3,501,283	799,100
Accrued liabilities		406,669	119,600
Cash overdraft			27,918
Derivative liabilities		10,483,371
Deferred drilling costs		317,350
Series C Preferred Stock		6,488,178
Convertible note payable, net of discount		972,831
Current portion of long-term debt		104,950
Current portion of lease liability - operating lease		108,117	155,263
Current portion of lease liability - financing lease		31,629
Total current liabilities		23,596,628	1,101,881
NON-CURRENT LIABILITIES
Lease liability - operating lease, net of current portion		2,119	110,235
Lease liability - financing lease, net of current portion		113,659
Long-term debt, net of current portion		208,046
Asset retirement obligations		1,463,931	1,303,751
Total non-current liabilities		1,787,755	1,413,986
Total Liabilities		25,384,383	2,515,867
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.0001 par value, 500,000,000 shares authorized and 10,166,667 and 0 shares issued and outstanding ()	[1]	1,017
Additional paid in capital ()	[1]	43,453,095	25,660,896
Accumulated deficit		(59,768,952)	(16,678,975)
Total White River Energy Corp stockholder’s equity (deficit)		(16,314,839)	8,981,922
Non-controlling interest		3,250,000
Total stockholders’ equity (deficit)		(13,064,839)	8,981,922
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)		12,319,544	11,497,789
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock	[1]	1	1
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable - related parties		54,854	578,214
Related Party [Member]
CURRENT ASSETS:
Accounts receivable - related parties		957,641	56,269
CURRENT LIABILITIES
Related party advances		1,182,250
Related Party [Member] | Ecoark Holdings Inc [Member]
CURRENT LIABILITIES
Related party advances	[1]

[1]	On July 25, 2022, White River Holdings Corp (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”) in a share exchange. White River Holding’s parent, Bitnile Metaverse, Inc (“Ecoark”) was issued 1,200 Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.